Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 4,285	$ 4,288
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	77	90
Net interest expense (income)	(21)	2
Administrative expense	3	3
Defined benefit pension expense	59	95
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	74	66
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	133	161
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	10	11
Past service costs	2
Net interest expense (income)	16	14
Remeasurements of other long term benefits	1	1
Defined benefit pension expense	29	26
Total pension and other post-employment benefit expense	$ 29	$ 26